REVENUES -Schedule of Supplemental balance sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract liabilities, net (current)	$ 170,168	$ 197,564	$ 183,625	$ 174,367
Contract liabilities, net (noncurrent)	20,526	20,414	30,183	24,111
Obtain Contract
Disaggregation of Revenue [Line Items]
Capitalized contract cost	341,304	338,015	359,760	329,124
Fulfill Contract
Disaggregation of Revenue [Line Items]
Capitalized contract cost	$ 35,875	$ 34,749	$ 69,822	$ 58,250